Document and Entity Information	Mar. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001374690
Document Type	8-K
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Larimar Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36510
Entity Tax Identification Number	20-3857670
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, Address Line Two	Suite 506
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	(844)
Local Phone Number	511-9056
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LRMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false